SEGMENT REPORTING	6 Months Ended
Jun. 30, 2013
SEGMENT REPORTING
SEGMENT REPORTING

12. SEGMENT REPORTING

The Company operates in two principal reportable business segments, Wafer, Cell and module. The Wafer segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involves manufacture and sale of PV cells and modules. Ancillary revenues and expenses, generated from one solar power plant and other unallocated costs and expenses are recorded in other, beginning from 2012. The transactions between reportable segments relate to supplier contracts for the sales of wafers and module.  These transactions are executed based on the stated contract prices, with similar terms and conditions as sales to third parties.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net sales and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company’s chief operating decision maker is not provided with asset information by segment.  As such, no asset information by segment is presented.

The following table summarizes the Company’s revenues generated from each segment:

	For the Six Months Ended June 30, 2012
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$360,760	$196,721	$2,362	$(115,320)	$444,523
- External sales	$266,400	$175,761	$2,362	—	$444,523
- Intersegment sales	$94,360	20,960	—	$(115,320)	—
Gross (loss) profit	$(27,587)	$16,915	$1,131	$790	$(8,751)

	For the Six Months Ended June 30, 2013
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$502,973	$523,123	$4,842	$(369,411)	$661,527
- External sales	$230,788	$425,897	$4,842	—	$444,523
- Intersegment sales	$272,185	$97,226	—	$(369,411)	—
Gross (loss) profit	$11,395	$16,168	$1,221	$(6,949)	$21,835

The following table summarizes the Company’s revenues generated from each product:

	For the Six Months Ended
	June 30, 2012	June 30, 2013
Solar wafers	231,205	171,250
Service revenue from tolling arrangement	667	—
Solar modules	192, 014	472,087
Power	2,362	3,230
Solar cells	600	231
Other materials	17,675	14,729
Total	444,523	661,527